Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
31.	SUBSEQUENT EVENTS

On March 21, 2018, the Company entered into a share transfer agreement with Unis, the 51% equity holder of Unis Tech, to transfer the Company’s 49% equity in Unis Tech. The consideration for the equity transfer is RMB49,000 (US$7,531) in cash.